Equity - Number of RSU granted (Details) - RSUs Outstanding - shares shares in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Beginning balance (in shares)	1,454,336	0
Granted (in shares)	359,591	1,597,076
Forfeited (in shares)	(257,575)	(142,740)
Ending balance (in shares)	1,556,352	1,454,336